Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement-Related Benefits
Summary of total retirement-related benefits net periodic (income)/cost in the Consolidated Income Statement

($ in millions)	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2019	2018	2017	2019	2018	2017	2019	2018	2017
Defined benefit pension plans	$(153)	$542	$237	$955	$1,284	$1,315	$803	$1,827	$1,552
Retention Plan	11	17	16	—	—	—	11	17	16
Total defined benefit pension plans (income)/cost	$(142)	$559	$253	$955	$1,284	$1,315	$813	$1,843	$1,568
IBM 401(k) Plus Plan and non-U.S. plans	$588	$588	$616	$427	$412	$404	$1,015	$1,000	$1,020
Excess 401(k)	26	24	26	—	—	—	26	24	26
Total defined contribution plans cost	$613	$612	$643	$427	$412	$404	$1,040	$1,024	$1,046
Nonpension postretirement benefit plans cost	$154	$147	$180	$65	$51	$62	$219	$198	$242
Total retirement-related benefits net periodic cost	$624	$1,319	$1,076	$1,448	$1,747	$1,781	$2,072	$3,066	$2,857

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2019	2018	2019	2018	2019	2018
U.S. Plans
Overfunded plans
Qualified PPP	$48,471	$46,145	$51,784	$48,213	$3,313	$2,069
Underfunded plans
Excess PPP	$1,473	$1,395	$—	$—	$(1,473)	$(1,395)
Retention Plan	288	273	—	—	(288)	(273)
Nonpension postretirement benefit plan	3,857	3,912	3	29	(3,854)	(3,882)
Total underfunded U.S. plans	$5,618	$5,579	$3	$29	$(5,615)	$(5,550)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans**	$18,371	$17,379	$21,921	$19,975	$3,550	$2,597
Nonpension postretirement benefit plans	19	0	21	0	2	0
Total overfunded non-U.S. plans	$18,390	$17,379	$21,942	$19,975	$3,552	$2,597
Underfunded plans
Qualified defined benefit pension plans**	$23,222	$22,139	$18,398	$16,783	$(4,824)	$(5,356)
Nonqualified defined benefit pension plans	6,731	6,252	—	—	(6,731)	(6,252)
Nonpension postretirement benefit plans	828	704	44	65	(785)	(640)
Total underfunded non-U.S. plans	$30,782	$29,095	$18,442	$16,848	$(12,340)	$(12,248)
Total overfunded plans	$66,861	$63,524	$73,726	$68,190	$6,865	$4,666
Total underfunded plans	$36,399	$34,675	$18,445	$16,877	$(17,955)	$(17,798)

*   Funded status is recognized in the Consolidated Balance Statement as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

** Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.

Components of net periodic (income)/cost of the company's retirement-related benefit plans

	Defined Benefit Pension Plans
($ in millions)	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2019	2018	2017	2019	2018	2017
Service cost	$—	$—	$—	$370	$413	$410
Interest cost (1)	1,882	1,719	1,913	847	830	837
Expected return on plan assets (1)	(2,599)	(2,701)	(3,014)	(1,588)	(1,342)	(1,325)
Amortization of transition assets (1)	—	—	—	0	0	0
Amortization of prior service costs/(credits) (1)	16	16	16	(23)	(83)	(97)
Recognized actuarial losses (1)	559	1,525	1,337	1,249	1,401	1,507
Curtailments and settlements (1)	—	—	—	41	11	19
Multi-employer plans	—	—	—	32	38	40
Other costs/(credits) (2)	—	—	—	28	16	(76)
Total net periodic (income)/cost	$(142)	$559	$253	$955	$1,284	$1,315

	Nonpension Postretirement Benefit Plans
($ in millions)	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2019	2018	2017	2019	2018	2017
Service cost	$10	$13	$14	$5	$5	$6
Interest cost (1)	145	132	154	55	45	57
Expected return on plan assets (1)	—	0	0	(5)	(6)	(7)
Amortization of transition assets (1)	—	—	—	—	0	0
Amortization of prior service costs/(credits) (1)	(2)	(7)	(7)	0	0	0
Recognized actuarial losses (1)	1	10	20	10	6	7
Curtailments and settlements (1)	—	—	—	0	0	0
Total net periodic cost	$154	$147	$180	$65	$51	$62
(1)	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.
(2)	The non-U.S. defined benefit pension plans amount in 2017 includes a gain of $91 million related to IBM UK pension litigation.

Changes in benefit obligations

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
($ in millions)	2019	2018	2019	2018	2019	2018	2019	2018
Change in benefit obligation
Benefit obligation at January 1	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732
Service cost	—	—	370	413	10	13	5	5
Interest cost	1,882	1,719	847	830	145	132	55	45
Plan participants’ contributions	—	—	23	25	57	59	—	—
Acquisitions/divestitures, net	—	—	(32)	(27)	—	0	0	0
Actuarial losses/(gains)	4,040	(2,743)	3,467	(240)	148	(71)	141	43
Benefits paid from trust	(3,378)	(3,484)	(1,902)	(1,976)	(389)	(383)	(6)	(7)
Direct benefit payments	(124)	(124)	(403)	(390)	(6)	(22)	(27)	(31)
Foreign exchange impact	—	—	134	(2,012)	—	—	(1)	(86)
Amendments/curtailments/settlements/other	—	—	50	34	(21)	—	(23)	3
Benefit obligation at December 31	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Change in plan assets
Fair value of plan assets at January 1	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70
Actual return on plan assets	6,949	(997)	4,896	(610)	1	1	7	12
Employer contributions	—	—	243	325	304	335	—	0
Acquisitions/divestitures, net	—	—	(25)	(22)	—	0	—	0
Plan participants’ contributions	—	—	23	25	57	59	—	0
Benefits paid from trust	(3,378)	(3,484)	(1,902)	(1,976)	(389)	(383)	(6)	(7)
Foreign exchange impact	—	—	333	(1,754)	—	—	(1)	(10)
Amendments/curtailments/settlements/other	—	—	(7)	(28)	—	0	0	0
Fair value of plan assets at December 31	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Funded status at December 31	$1,551	$401	$(8,005)	$(9,012)	$(3,854)	$(3,882)	$(783)	$(640)
Accumulated benefit obligation*	$50,232	$47,812	$47,645	$45,161	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Changes in plan assets

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
($ in millions)	2019	2018	2019	2018	2019	2018	2019	2018
Change in benefit obligation
Benefit obligation at January 1	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732
Service cost	—	—	370	413	10	13	5	5
Interest cost	1,882	1,719	847	830	145	132	55	45
Plan participants’ contributions	—	—	23	25	57	59	—	—
Acquisitions/divestitures, net	—	—	(32)	(27)	—	0	0	0
Actuarial losses/(gains)	4,040	(2,743)	3,467	(240)	148	(71)	141	43
Benefits paid from trust	(3,378)	(3,484)	(1,902)	(1,976)	(389)	(383)	(6)	(7)
Direct benefit payments	(124)	(124)	(403)	(390)	(6)	(22)	(27)	(31)
Foreign exchange impact	—	—	134	(2,012)	—	—	(1)	(86)
Amendments/curtailments/settlements/other	—	—	50	34	(21)	—	(23)	3
Benefit obligation at December 31	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Change in plan assets
Fair value of plan assets at January 1	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70
Actual return on plan assets	6,949	(997)	4,896	(610)	1	1	7	12
Employer contributions	—	—	243	325	304	335	—	0
Acquisitions/divestitures, net	—	—	(25)	(22)	—	0	—	0
Plan participants’ contributions	—	—	23	25	57	59	—	0
Benefits paid from trust	(3,378)	(3,484)	(1,902)	(1,976)	(389)	(383)	(6)	(7)
Foreign exchange impact	—	—	333	(1,754)	—	—	(1)	(10)
Amendments/curtailments/settlements/other	—	—	(7)	(28)	—	0	0	0
Fair value of plan assets at December 31	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Funded status at December 31	$1,551	$401	$(8,005)	$(9,012)	$(3,854)	$(3,882)	$(783)	$(640)
Accumulated benefit obligation*	$50,232	$47,812	$47,645	$45,161	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Accumulated benefit obligation

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
($ in millions)	2019	2018	2019	2018	2019	2018	2019	2018
Change in benefit obligation
Benefit obligation at January 1	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732
Service cost	—	—	370	413	10	13	5	5
Interest cost	1,882	1,719	847	830	145	132	55	45
Plan participants’ contributions	—	—	23	25	57	59	—	—
Acquisitions/divestitures, net	—	—	(32)	(27)	—	0	0	0
Actuarial losses/(gains)	4,040	(2,743)	3,467	(240)	148	(71)	141	43
Benefits paid from trust	(3,378)	(3,484)	(1,902)	(1,976)	(389)	(383)	(6)	(7)
Direct benefit payments	(124)	(124)	(403)	(390)	(6)	(22)	(27)	(31)
Foreign exchange impact	—	—	134	(2,012)	—	—	(1)	(86)
Amendments/curtailments/settlements/other	—	—	50	34	(21)	—	(23)	3
Benefit obligation at December 31	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Change in plan assets
Fair value of plan assets at January 1	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70
Actual return on plan assets	6,949	(997)	4,896	(610)	1	1	7	12
Employer contributions	—	—	243	325	304	335	—	0
Acquisitions/divestitures, net	—	—	(25)	(22)	—	0	—	0
Plan participants’ contributions	—	—	23	25	57	59	—	0
Benefits paid from trust	(3,378)	(3,484)	(1,902)	(1,976)	(389)	(383)	(6)	(7)
Foreign exchange impact	—	—	333	(1,754)	—	—	(1)	(10)
Amendments/curtailments/settlements/other	—	—	(7)	(28)	—	0	0	0
Fair value of plan assets at December 31	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Funded status at December 31	$1,551	$401	$(8,005)	$(9,012)	$(3,854)	$(3,882)	$(783)	$(640)
Accumulated benefit obligation*	$50,232	$47,812	$47,645	$45,161	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Net funded status

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
($ in millions)	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2019	2018	2019	2018	2019	2018	2019	2018
Prepaid pension assets	$3,313	$2,069	$3,550	$2,597	$0	$0	$2	$0
Current liabilities—compensation and benefits	(120)	(120)	(313)	(302)	(346)	(340)	(33)	(36)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,641)	(1,548)	(11,242)	(11,306)	(3,507)	(3,542)	(752)	(605)
Funded status—net	$1,551	$401	$(8,005)	$(9,012)	$(3,854)	$(3,882)	$(783)	$(640)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
($ in millions)	2019	2018	2019	2018	2019	2018	2019	2018
Net loss at January 1	$17,476	$18,045	$18,452	$18,275	$405	$486	$172	$145
Current period loss/(gain)	(309)	956	109	1,590	147	(72)	125	33
Curtailments and settlements	—	—	(41)	(11)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(559)	(1,525)	(1,249)	(1,401)	(1)	(10)	(10)	(6)
Net loss at December 31	$16,608	$17,476	$17,272	$18,452	$551	$405	$287	$172
Prior service costs/(credits) at January 1	$57	$74	$172	$(90)	$52	$45	$4	$3
Current period prior service costs/(credits)	—	—	102	181	(21)	—	(8)	1
Curtailments, settlements and other	—	—	—	0	—	—	—	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)	23	83	2	7	0	0
Prior service costs/(credits) at December 31	$41	$57	$297	$172	$34	$52	$(4)	$4
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	—	—	—	—	0
Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)*	$16,648	$17,533	$17,569	$18,624	$585	$457	$283	$176

* Refer to note S, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2019	2018	2017	2019	2018	2017
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	4.10%	3.40%	3.80%	1.85%	1.76%	1.80%
Expected long-term returns on plan assets	5.25%	5.25%	5.75%	4.38%	3.62%	3.77%
Rate of compensation increase	N/A	N/A	N/A	2.18%	2.41%	2.45%
Interest crediting rate	3.60%	2.30%	1.60%	0.30%	0.30%	0.59%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.10%	4.10%	3.40%	1.19%	1.85%	1.76%
Rate of compensation increase	N/A	N/A	N/A	2.60%	2.18%	2.41%
Interest crediting rate	2.70%	3.60%	2.30%	0.28%	0.30%	0.30%

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2019	2018	2017	2019	2018	2017
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.90%	3.30%	3.60%	7.48%	7.28%	8.26%
Expected long-term returns on plan assets	N/A	N/A	N/A	8.64%	8.91%	10.47%
Interest crediting rate	3.60%	2.30%	1.60%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.80%	3.90%	3.30%	4.98%	7.48%	7.28%
Interest crediting rate	2.70%	3.60%	2.30%	N/A	N/A	N/A

N/A–Not applicable

Changes in net periodic income and benefit obligations from changes in plan assumptions.

The following tables present the increase/(decrease) in net periodic income and benefit obligations as a result of changes in plan assumptions.

($ in millions)	Net Periodic Income
For the year ended December 31:	2019	2018	2017
Discount rate (U.S. DB pension plans)	$307	$(124)	$(64)
Expected long-term return on plan assets (U.S. DB pension plans)	—	(256)	(656)
Interest crediting rate (PPP)	(59)	(25)	(14)

($ in millions)	Benefit Obligations
At December 31:	2019	2018
Discount rate impact
PBO (U.S. DB pension plans)	$4,385	$(3,239)
APBO (U.S. nonpension plans)	252	(153)
Benefit obligations (all plans)	8,932	(4,032)
Mortality assumptions impact
PBO (U.S. DB and nonpension plans)	(186)	27

Defined benefit pension plans' asset classes and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2019. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

	U.S. Plan				Non-U.S. Plans
($ in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$1,943	$—	$—	$1,943	$2,209	$0	$—	$2,209
Equity mutual funds (2)	85	—	—	85	—	—	—	—
Fixed income
Government and related (3)	—	21,134	—	21,134	—	10,288	2	10,290
Corporate bonds (4)	—	16,666	518	17,185	—	2,124	—	2,124
Mortgage and asset-backed securities	—	630	—	630	—	19	—	19
Fixed income mutual funds (5)	386	—	—	386	—	—	—	—
Insurance contracts	—	—	—	—	—	1,862	—	1,862
Cash and short-term investments (6)	54	848	—	903	204	644	—	849
Real estate	—	—	—	—	—	—	328	328
Derivatives (7)	0	6	—	6	18	969	—	987
Other mutual funds (8)	—	—	—	—	25	0	—	25
Subtotal	2,469	39,284	518	42,271	2,456	15,907	330	18,693
Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	9,519	—	—	—	21,653
Other (10)	—	—	—	(6)	—	—	—	(26)
Fair value of plan assets	$2,469	$39,284	$518	$51,784	$2,456	$15,907	$330	$40,319
(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million, representing 0.004 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $10 million, representing 0.02 percent of the non-U.S. Plans assets.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plan includes IBM corporate bonds of $37 million representing 0.07 percent of the U.S. Plan assets. Non-U.S. Plans include IBM corporate bonds of $8 million representing 0.02 percent of the non-U.S. Plans assets.
(5)	Invests predominantly in fixed income securities.
(6)	Includes cash, cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)	Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $3 million were invested primarily in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $65 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2018. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

	U.S. Plan				Non-U.S. Plans
($ in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$1,538	$—	$—	$1,538	$2,333	$—	$0	$2,333
Equity mutual funds (2)	65	—	—	65	18	5	—	23
Fixed income
Government and related (3)	—	19,661	—	19,661	20	8,951	2	8,973
Corporate bonds (4)	—	15,849	359	16,208	—	1,865	0	1,865
Mortgage and asset-backed securities	—	635	4	640	—	6	—	6
Fixed income mutual funds (5)	421	—	—	421	11	—	—	11
Insurance contracts	—	—	—	—	—	1,308	—	1,308
Cash and short-term investments (6)	55	1,020	—	1,075	322	431	—	753
Real estate	—	—	—	—	—	—	339	339
Derivatives (7)	3	(1)	—	2	24	606	—	630
Other mutual funds (8)	—	—	—	—	24	—	—	24
Subtotal	2,081	37,164	363	39,608	2,753	13,172	341	16,266
Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	8,835	—	—	—	20,525
Other (10)	—	—	—	(230)	—	—	—	(32)
Fair value of plan assets	$2,081	$37,164	$363	$48,213	$2,753	$13,172	$341	$36,758
(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million, representing 0.004 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $10 million, representing 0.03 percent of the non-U.S. Plans assets.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plan does not include any IBM corporate bonds. Non-U.S. Plans include IBM corporate bonds of $3 million representing 0.007 percent of the non-U.S. Plans assets.
(5)	Invests in predominantly fixed-income securities.
(6)	Includes cash and cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)	Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2019 and 2018 for the U.S. Plan.

		Mortgage
		and Asset-
	Corporate	Backed
($ in millions)	Bonds	Securities	Total
Balance at January 1, 2019	$359	$4	$363
Return on assets held at end of year	40	—	40
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	105	0	105
Transfers, net	13	(4)	9
Balance at December 31, 2019	$518	$—	$518

		Mortgage
		and Asset-
	Corporate	Backed
($ in millions)	Bonds	Securities	Total
Balance at January 1, 2018	$372	$4	$376
Return on assets held at end of year	(23)	0	(23)
Return on assets sold during the year	0	0	0
Purchases, sales and settlements, net	10	0	10
Transfers, net	—	0	0
Balance at December 31, 2018	$359	$4	$363

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2019 and 2018 for the non-U.S. Plans.

	Government	Private
($ in millions)	and Related	Real Estate	Total
Balance at January 1, 2019	$2	$339	$341
Return on assets held at end of year	0	(11)	(11)
Return on assets sold during the year	0	4	4
Purchases, sales and settlements, net	(1)	(17)	(18)
Transfers, net	—	—	—
Foreign exchange impact	0	13	13
Balance at December 31, 2019	$2	$328	$330

	Government	Private
($ in millions)	and Related	Real Estate	Total
Balance at January 1, 2018	$8	$356	$365
Return on assets held at end of year	0	8	8
Return on assets sold during the year	(1)	(2)	(2)
Purchases, sales and settlements, net	(3)	(3)	(6)
Transfers, net	(2)	—	(2)
Foreign exchange impact	0	(21)	(21)
Balance at December 31, 2018	$2	$339	$341

Schedule of contributions and direct benefit payments

($ in millions)
For the years ended December 31:	2019	2018
Non-U.S. DB plans	$243	$325
Nonpension postretirement benefit plans	304	335
Multi-employer plans	32	38
DC plans	1,040	1,024
Direct benefit payments	559	567
Total	$2,177	$2,288

Total expected benefit payments	Defined Benefit Pension Plan Expected Payments

					Total
	Qualified	Nonqualified	Qualified	Nonqualified	Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
($ in millions)	Payments	Payments	Payments	Payments	Payments
2020	$3,533	$122	$1,937	$320	$5,913
2021	3,523	122	1,951	317	5,912
2022	3,494	122	1,990	327	5,932
2023	3,441	120	2,012	336	5,909
2024	3,394	119	2,030	345	5,887
2025—2029	15,680	557	10,015	1,864	28,115
Nonpension Postretirement Benefit Plan Expected Payments

				Total
		Qualified	Nonqualified	Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
($ in millions)	Payments	Payments	Payments	Payments
2020	$354	$19	$23	$395
2021	381	20	23	424
2022	388	21	23	432
2023	379	23	23	425
2024	359	24	24	407
2025—2029	1,449	146	116	1,712

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

	2019		2018
($ in millions)	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$31,714	$18,398	$30,059	$16,783
Plans with ABO in excess of plan assets	30,882	18,127	29,312	16,522
Plans with plan assets in excess of PBO	66,842	73,705	63,524	68,190

Schedule of nonpension postretirement benefit plan with APBO in excess of plan assets

	2019		2018
($ in millions)	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with APBO in excess of plan assets	$4,685	$47	$4,616	$94
Plans with plan assets in excess of APBO	19	21	—	—